UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04171

CREDIT SUISSE CASH RESERVE FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Cash Reserve Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2007 to December 31, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

December 31, 2007

■  CREDIT SUISSE
  CASH RESERVE FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of December 31, 2007; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Credit Suisse Cash Reserve Fund
Annual Investment Adviser's Report
December 31, 2007 (unaudited)

February 27, 2008

Dear Shareholder:

For the Credit Suisse Cash Reserve Fund (the "Fund"), the annualized current yields for the seven-day period ended December 31, 2007, were 4.24%, 4.00%, 3.81% and 3.81% for the Fund's Common Class, Class A, B and C shares, respectively.1 The Fund's weighted average maturity as of December 31, 2007, was 13 days.

Market Review: A liquidity crisis in asset-backed commercial paper

The year ended December 31, 2007, was a turbulent one. There was an unprecedented liquidity crisis in money markets — especially the asset-backed commercial paper markets during the second half of the year.

The extremely difficult conditions for the U.S. mortgage markets and banks created a wave of problems for asset-backed commercial paper. Structured Investment Vehicles (SIVs) were hit hardest with a number of these securities going into default. The result for all asset-backed commercial paper (ABCP) was tremendous spread widening and an almost complete lack of liquidity. Following this was dramatic spread widening in insurance and bank paper as well. The Federal Open Market Committee (FOMC) responded to this crisis with a 50 basis point rate cut in September and two 25 basis point cuts through the rest of 2007. The Fed Funds rate ended 2007 at 4.25%, and was cut twice more to end January 2008 at 3.0%.

As the liquidity crisis took hold, investors became very concerned with the quality of assets in money market funds. Money flowed into Government funds due to the safer nature of the securities in the funds. There were strong pricing rallies on short treasury and agency securities as investors sought security over return while the market turmoil continued.

As described in the Notes to the Financial Statements, during the period under review, an affiliate of Credit Suisse purchased securities from the Fund at their amortized cost, including accrued interest. In addition, Credit Suisse contributed capital to the Fund to offset losses on the sale of certain portfolio securities.

Strategic Review and Market Outlook: Expecting the U.S. to narrowly avoid recession

Since year end, we have extended our average maturities moderately, in order to take advantage of the move to lower interest rates we foresee. As of February 22, 2008, the Fund's weighted average maturity has been extended to 39 days. We continue to maintain a high level of short-dated maturities to satisfy

Credit Suisse Cash Reserve Fund
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

potential redemptions. We have temporarily suspended new purchases of ABCP as the market became illiquid. Liquidity is slowly returning, but as of the end of 2007, we had not yet returned to the ABCP market. We have allowed positions in mortgage-backed securities to mature and do not intend to invest in those securities in the foreseeable future. Further, we invested all new monies in liquid securities. As of February 22, 2008, our holdings of illiquid paper are less than 2%.

Currently the market is pricing in a terminal Fed Funds rate of 2.50%, or 50 basis points more of easing. In terms of the economy we believe the U.S. will avoid a technical recession, but do expect below trend growth. The economy should slowly recover by the end of the year as the overhang in housing inventory begins to subside. In our opinion, the economy will continue to benefit from a weak dollar causing strong export growth offset by weaker domestic demand. We believe the labor market will weaken further but not collapse, with the unemployment rate ticking up by .5% from its current level to 5.5%. We expect volatility in the fixed income market to continue in 2008 and liquidity to continue slowly returning to the money markets. The asset-backed commercial paper market will continue to evolve with mostly the stronger bank-backed multi-seller programs remaining. We believe financial firms will continue to be in the headlines as they try to repair balance sheets during the continuing subprime mortgage crisis. Until firms feel comfortable committing money to capital market transactions, we foresee continued volatility and turbulence in the fixed income markets.

Credit Suisse Asset Management, LLC

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Cash Reserve Fund
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Average Annual Returns as of December 31, 20071

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	4.83%	2.75%	3.46%	2.67%	4/16/85
Class A	4.58%	2.50%	—	2.24%	11/30/01
Class B	4.38%	—	—	2.43%	5/1/03
Class C	4.39%	—	—	2.44%	5/1/03

7-Day Annualized Current Yields as of December 31, 20071

Common Class	4.24%
Class A	4.00%
Class B	3.81%
Class C	3.81%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Fund than total return quotations. The Fund's yield will fluctuate. Although the Fund seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Fund. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Returns and yields may include waivers of advisory fees and reimbursements of Fund expenses. Declines in interest-rate levels could cause the Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Cash Reserve Fund
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Cash Reserve Fund
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended December 31, 2007

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 7/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/07	$1,023.40	$1,022.20	$1,021.20	$1,021.20
Expenses Paid per $1,000*	$2.70	$3.92	$4.99	$4.94
Hypothetical 5% Fund Return
Beginning Account Value 7/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/07	$1,022.53	$1,021.32	$1,020.27	$1,020.32
Expenses Paid per $1,000*	$2.70	$3.92	$4.99	$4.94
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.53%	0.77%	0.98%	0.97%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Cash Reserve Fund
Annual Investment Adviser's Report (continued)
December 31, 2007 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	8.90%
AA	19.15%
A-1	25.44%
Subtotal	53.49%
Repurchase Agreements	46.51%
Total	100.00%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Cash Reserve Fund
Schedule of Investments
December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (19.4%)
Asset Backed (3.8%)
$19,171	RAMS Funding Two LLC##* (Cost $19,171,426)	(A-1+, P-1)	02/11/08	5.105	$19,171,426
Corporates (15.6%)
20,000	Bank of America Corp.	(A-1+, P-1)	02/04/08	4.772	19,911,411
10,000	Bank of Scotland PLC	(A-1+, P-1)	01/25/08	4.880	9,968,000
4,100	Bank of Scotland PLC (Commercial Paper)	(A-1+, P-1)	01/22/08	4.931	4,088,400
20,000	Dresdner US Finance, Inc.	(A-1, P-1)	01/14/08	4.921	19,965,045
20,000	ING (US) Funding LLC	(A-1+, P-1)	02/06/08	4.778	19,906,000
5,200	Societe Generale North America	(A-1+, P-1)	01/22/08	4.867	5,185,440
					79,024,296
TOTAL COMMERCIAL PAPER (Cost $98,195,722)					98,195,722
CERTIFICATES OF DEPOSIT (2.0%)
Banking (2.0%)
10,000	Barclays Bank PLC (Cost $10,000,000)	(A-1+, P-1)	01/29/08	5.375	10,000,000
VARIABLE RATE CORPORATE OBLIGATIONS (32.0%)
Finance (11.7%)
19,000	BNP Paribas, Rule 144A, Notes‡##	(AA, Aa1)	08/19/08	4.895	19,000,000
5,000	Counts Series 2007-1, Rule 144A, Secured Notes‡##*	(AAA, Aaa)	02/06/08	4.885	5,000,000
20,000	HSBC Finance Corp. Series EXL##	(AA-, Aa3)	09/06/08	5.262	20,003,835
15,000	Royal Bank of Canada, Rule 144A, Notes##‡	(AA-, Aaa)	09/05/08	5.222	15,000,000
					59,003,835
Insurance (11.4%)
15,000	Allstate Life Global Funding II, Series MTN, Notes##	(AAA, Aa2)	10/03/08	5.096	15,000,000
9,700	Hartford Life Global Funding, Notes##	(AA-, Aa3)	09/15/08	5.048	9,699,846
22,800	Metropolitan Life Global Funding I, Rule 144A, Notes‡##	(AA, Aa2)	04/28/08	4.965	22,808,514
10,000	Pacific Life Global Funding, Rule 144A, Notes‡##	(AA, Aa3)	08/08/08	5.223	10,000,000
					57,508,360
Mortgage Backed Securities (8.9%)
15,000	Brunel Residential Mortgage Securities, Series 2007-1A, Class A3##*	(AAA, Aaa)	01/13/08	5.194	15,000,000
9,864	Paragon Mortgages PLC, Series 15A, Class A1##*	(AAA, Aaa)	06/15/08	5.028	9,863,946
20,000	Pendeford Master Issuer PLC, Series 2007-1A, Class 1A##*	(A-1+, P-1)	02/12/08	5.222	20,000,000
					44,863,946
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $161,376,141)					161,376,141

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Schedule of Investments (continued)
December 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
REPURCHASE AGREEMENTS (46.4%)
$100,000	Deutsche Bank Tri Party Repo (Agreement dated 12/31/2007 to be repurchased at $100,023,611, collateralized by $97,010,000 Federal Home Loan Bank Notes, from 5.125% to 6.00% due 01/12/09 to 09/04/14. Market Value of collateral is $102,001,361). (Cost $100,000,000)	(A-1+, P-1)	01/02/08	4.250	$100,000,000
134,396	Lehman Tri Party Repo (Agreement dated 12/31/2007, to be repurchased at $134,427,732 collateralized by RFCSP Strip Principal par amount 247,605,000, due 07/15/20. Market Value of collateral is $137,086,514). (Cost $134,396,000)	(A-1+, P-1)	01/02/08	4.250	134,396,000
TOTAL REPURCHASE AGREEMENTS (Cost $234,396,000)					234,396,000
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $503,967,863)					503,967,863
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)					925,612
NET ASSETS (100.0%)					$504,893,475

Average Weighted Maturity — 13 days (unaudited)

INVESTMENT ABBREVIATION

MTN = Medium Term Note

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to a value of $71,808,514 or 14.2% of net assets.

##  Variable rate obligations — The interest rate is the rate as of December 31, 2007.

*  Security considered illiquid. The total value of such securities as of December 31, 2007 was $69,035,372 or 13.7% of net assets.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Statement of Assets and Liabilities
December 31, 2007

Assets
Investments at value (Cost $269,571,863) (Note 2)	$269,571,863
Repurchase agreements at value (Cost $234,396,000) (Note 2)	234,396,000
Cash	952
Interest receivable	1,241,176
Receivable for fund shares sold	79,217
Prepaid expenses	32,218
Total Assets	505,321,426
Liabilities
Advisory fee payable (Note 3)	144,036
Administrative services fee payable (Note 3)	46,861
Distribution fee payable (Note 3)	97,356
Payable for fund shares redeemed	50,515
Dividends payable	23,500
Directors' fee payable	804
Other accrued expenses payable	64,879
Total Liabilities	427,951
Net Assets
Capital stock, $0.001 par value (Note 4)	504,894
Paid-in capital (Note 4)	504,661,202
Accumulated net realized loss on investments	(272,621)
Net Assets	$504,893,475
Common Shares
Net assets	$26,625,111
Shares outstanding	26,693,470
Net asset value, offering price and redemption price per share	$1.00
A Shares
Net assets	$478,065,844
Shares outstanding	477,998,055
Net asset value, offering price and redemption price per share	$1.00
B Shares
Net assets	$133,614
Shares outstanding	133,235
Net asset value, offering price and redemption price per share	$1.00
C Shares
Net assets	$68,906
Shares outstanding	68,714
Net asset value, offering price and redemption price per share	$1.00

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Statement of Operations
For the Year Ended December 31, 2007

Interest Income (Note 2)	$25,787,212
Expenses
Investment advisory fees (Note 3)	1,715,948
Administrative services fees (Note 3)	568,300
Distribution fees (Note 3)
Class A	1,146,920
Class B	732
Class C	249
Transfer agent fees (Note 3)	70,529
Registration fees	54,338
Printing fees (Note 3)	44,114
Custodian fees	33,167
Legal fees	32,989
Directors' fees	21,297
Audit and tax fees	20,096
Insurance expense	7,585
Miscellaneous expense	4,435
Total expenses	3,720,699
Net investment income	22,066,513
Net Realized Loss from Investments	(21,283)
Net increase in net assets resulting from operations	$22,045,230

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Statements of Changes in Net Assets

	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
From Operations
Net investment income	$22,066,513	$13,275,628
Net realized gain (loss) from investments	(21,283)	290
Net increase in net assets resulting from operations	22,045,230	13,275,918
From Dividends
Dividends from net investment income
Common Class shares	(1,487,166)	(1,784,671)
Class A shares	(20,569,990)	(11,468,610)
Class B shares	(7,006)	(7,199)
Class C shares	(2,351)	(15,148)
Net decrease in net assets resulting from dividends	(22,066,513)	(13,275,628)
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	1,052,059,596	1,383,536,056
Reinvestment of dividends	21,571,648	12,441,263
Net asset value of shares redeemed	(1,051,655,113)	(968,393,292)
Net increase in net assets from capital share transactions	21,976,131	427,584,027
Increase due to capital contribution from advisor (Note 3)	77,802	—
Net increase in net assets	22,032,650	427,584,317
Net Assets
Beginning of year	482,860,825	55,276,508
End of year	$504,893,475	$482,860,825

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0472	0.0455	0.0270	0.0090	0.0074
Net loss on investments (both realized and unrealized)	(0.0001)	—	(0.0018)	—	(0.0014)
Total from investment operations	0.0471	0.0455	0.0252	0.0090	0.0060
LESS DIVIDENDS
Dividends from net investment income	(0.0472)	(0.0455)	(0.0270)	(0.0090)	(0.0072)
INCREASE DUE TO CAPITAL CONTRIBUTION	0.0001	—	0.0018	—	0.0012
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	4.83%	4.64%	2.73%	0.90%	0.72%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$26,625	$29,020	$45,532	$48,375	$82,990
Ratio of expenses to average net assets	0.53%	0.55%	0.55%	0.50%	0.49%
Ratio of net investment income to average net assets	4.75%	4.53%	2.69%	0.87%	0.74%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.18%	0.38%	0.44%	0.30%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0449	0.0430	0.0245	0.0065	0.0050
Net loss on investments (both realized and unrealized)	(0.0002)	—	(0.0015)	—	(0.0019)
Total from investment operations	0.0447	0.0430	0.0230	0.0065	0.0031
LESS DIVIDENDS
Dividends from net investment income	(0.0449)	(0.0430)	(0.0245)	(0.0065)	(0.0047)
INCREASE DUE TO CAPITAL CONTRIBUTION	0.0002	—	0.0015	—	0.0016
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	4.58%	4.39%	2.48%	0.65%	0.47%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$478,066	$453,517	$9,543	$27,560	$1,247
Ratio of expenses to average net assets	0.78%	0.80%	0.80%	0.75%	0.74%
Ratio of net investment income to average net assets	4.48%	4.57%	2.44%	0.62%	0.49%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	0.38%	0.44%	0.30%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended December 31,
	2007	2006	2005	2004	2003[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0429	0.0411	0.0225	0.0045	0.0016
Net loss on investments (both realized and unrealized)	(0.0001)	—	(0.0019)	—	(0.0022)
Total from investment operations	0.0428	0.0411	0.0206	0.0045	(0.0006)
LESS DIVIDENDS
Dividends from net investment income	(0.0429)	(0.0411)	(0.0225)	(0.0045)	(0.0015)
INCREASE DUE TO CAPITAL CONTRIBUTION	0.0001	—	0.0019	—	0.0021
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	4.38%	4.19%	2.27%	0.45%	0.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$134	$271	$155	$98	$60
Ratio of expenses to average net assets	0.98%	1.00%	1.00%	0.95%	0.94%[3]
Ratio of net investment income to average net assets	4.30%	4.13%	2.24%	0.42%	0.24%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.16%	0.38%	0.44%	0.40%[3]

1  For the period May 1, 2003 (inception date) through December 31, 2003.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended December 31,
	2007	2006	2005	2004	2003[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0430	0.0411	0.0225	0.0045	0.0016
Net loss on investments (both realized and unrealized)	(0.0002)	—	(0.0017)	—	(0.0022)
Total from investment operations	0.0428	0.0411	0.0208	0.0045	(0.0006)
LESS DIVIDENDS
Dividends from net investment income	(0.0430)	(0.0411)	(0.0225)	(0.0045)	(0.0015)
INCREASE DUE TO CAPITAL CONTRIBUTION	0.0002	—	0.0017	—	0.0021
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	4.39%	4.19%	2.28%	0.45%	0.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$69	$53	$46	$46	$46
Ratio of expenses to average net assets	0.98%	1.00%	1.00%	0.95%	0.94%[3]
Ratio of net investment income to average net assets	4.25%	4.32%	2.24%	0.42%	0.24%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.07%	0.38%	0.44%	0.40%[3]

1  For the period May 1, 2003 (inception date) through December 31, 2003.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Notes to Financial Statements
December 31, 2007

Note 1. Organization

The Credit Suisse Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund was incorporated under the laws of the state of Maryland on November 15, 1984.

The investment objective of the Fund is to provide investors with high current income consistent with liquidity and stability of principal.

The Fund offers four classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that it bears different expenses, which reflect the difference in the range of services provided to it.

It is the policy of the Fund to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (usually 4:00pm eastern time) each day the Fund is open for business. The Fund's investments are valued under the amortized cost method, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments. Amortized cost involves valuing a Fund's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemption at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

B) ILLIQUID SECURITIES — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
December 31, 2007

Note 2. Significant Accounting Policies

Due to changes in market conditions during the fiscal year, a number of the Fund's holdings that had previously been determined to be liquid were deemed to be illiquid. For so long as the Fund holds illiquid securities representing 10% or more of its total assets, the Fund may not purchase additional illiquid securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid at least annually, although the Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) REPURCHASE AGREEMENTS — The Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Fund acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the Fund's broker until the agreements mature. The agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
December 31, 2007

Note 2. Significant Accounting Policies

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) CREDIT AND MARKET RISK — The value of structured securities may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessments thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.35% of the Fund's average daily net assets. For the year ended December 31, 2007, investment advisory fees earned were $1,715,948.

During the year ended December 31, 2007, Credit Suisse voluntarily contributed capital to the Fund in the amount of $77,802 to offset the effect of accumulated realized losses in the Fund. Credit Suisse received no shares of common stock in exchange for this contribution, which increased the net asset value of the Fund. For tax purposes, this capital contribution will be applied against realized losses for the year. Such amount has been recorded as additional paid-in capital in the Statement of Assets and Liabilities.

On August 16 and 28, 2007, an affiliate of Credit Suisse purchased at amortized cost, including accrued interest, which at the time approximated the then-current market value, from the Fund securities with a face value of $97,000,000.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended December 31, 2007, co-administrative services fees earned by CSAMSI were $441,244.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
December 31, 2007

Note 3. Transactions with Affiliates and Related Parties

funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $127,056.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares of the Fund. The maximum amount payable by the Class B shares and Class C shares of the Fund is 0.75% of their average daily net assets. For the year ended December 31, 2007, Class B shares and Class C shares of the Fund paid these fees at the annual rate of 0.45% of its average net assets. Common Class shares of the Fund do not bear distribution expenses.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended December 31, 2007, Merrill was paid $28,337 for its services to the Fund.

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
December 31, 2007

Note 4. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion shares are classified as Common Class shares, one billion shares are classified as Class A shares, one billion shares are classified as Class B shares and one billion shares are classified as Class C shares. Transactions in shares of the Fund were as follows:

	Common Class
	For the Year Ended December 31, 2007		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	215,458,010	$215,458,010	540,168,112	$540,168,112
Shares issued in reinvestment of dividends	1,009,117	1,009,117	976,756	976,756
Shares redeemed	(218,864,860)	(218,864,860)	(557,655,323)	(557,655,323)
Net decrease	(2,397,733)	$(2,397,733)	(16,510,455)	$(16,510,455)
	Class A
	For the Year Ended December 31, 2007		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	836,571,682	$836,571,682	842,596,092	$842,596,092
Shares issued in reinvestment of dividends	20,557,739	20,557,739	11,458,468	11,458,468
Shares redeemed	(832,633,852)	(832,633,852)	(410,082,994)	(410,082,994)
Net increase	24,495,569	$24,495,569	443,971,566	$443,971,566
	Class B
	For the Year Ended December 31, 2007		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	7,107	$7,107	259,119	$259,119
Shares issued in reinvestment of dividends	4,792	4,792	5,179	5,179
Shares redeemed	(149,437)	(149,437)	(148,346)	(148,346)
Net increase (decrease)	(137,538)	$(137,538)	115,952	$115,952
	Class C
	For the Year Ended December 31, 2007		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	22,797	$22,797	512,733	$512,733
Shares issued in reinvestment of dividends	—	—	860	860
Shares redeemed	(6,964)	(6,964)	(506,629)	(506,629)
Net increase	15,833	$15,833	6,964	$6,964

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
December 31, 2007

Note 4. Capital Share Transactions

On December 31, 2007, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	25%
Class A	1	99%
Class B	5	94%
Class C	2	100%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 5. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended December 31, 2007 and 2006, respectively, by the Fund were as follows:

Ordinary Income
2007	2006
$22,066,513	$13,275,628

The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to unused capital loss carryforwards. At December 31, 2007, the components of distributable earnings on a tax basis for the Fund were as follows:

Accumulated realized loss	$(272,621)

At December 31, 2007, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires December 31,
2010	2013	2015
$246,466	$4,872	$21,283

During the tax year ended December 31, 2007, the Portfolio had $54,563 of capital loss carryforwards expire.

It is uncertain that the Fund will realize the full benefit of these losses prior to expiration.

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
December 31, 2007

Note 5. Federal Income Taxes

At December 31, 2007, the identified cost for federal income tax purposes was $503,967,863.

At December 31, 2007, the Fund reclassified $54,563 from accumulated loss from investments, adjusting paid in capital for current period permanent book/tax differences which arose principally from differing book/tax treatments of expired capital loss carryforwards. Net assets were not affected by this reclassification.

Note 6. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. During the period ended December 31, 2007, Management has adopted FIN 48. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

Credit Suisse Cash Reserve Fund
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Cash Reserve Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Cash Reserve Fund, Inc. (the "Fund") at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 25, 2008

Credit Suisse Cash Reserve Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting held on November 13 and 14, 2007, considered the following factors with respect to the Cash Reserve Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.35% ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.32% paid by the Fund after taking waivers and reimbursements into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and expense reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Cash Reserve Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Cash Reserve Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  While the combined contractual management fee and co-administration fees were above the median of the Fund's Expense Group, the actual total expenses were below the median.

•  The Fund's performance was above most of its peers in its Performance Group and Performance Universe for the periods reviewed.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the amount of the actual total expenses and Credit Suisse's willingness to waive fees and reimburse expenses, the Fund's current fee structure (without breakpoints) was considered reasonable.

The Board also considered that Credit Suisse had demonstrated its continuing commitment to the Fund during the current period of disruption in the credit markets by purchasing, through an affiliate, certain instruments from the Fund at the securities' amortized cost, including accrued interest, which at the time approximated the then-current market value, so that there was no adverse impact on the Fund's net asset value from these securities.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Cash Reserve Fund
Information Concerning Directors and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	35	Director of Epoch
Holding Corporation
(an investment management and investment advisory services company); Director of The Adams Express Company
(a closed-end investment company); Director of Petroleum and Resources Corporation
					(a closed-end investment company).

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Nominating and Audit Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	28	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Alcan, Inc. (smelting and refining of nonferrous metals company).

1   Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2   Mr. Garten was initially appointed as a Trustee of the Trust on February 6, 1998. He resigned as Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Cash Reserve Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director, Nominating and Audit Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	28	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Nominating Committee Chairman and Audit Committee Member	Director Since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	35	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Director

Michael E. Kenneally[3] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1954)	Director	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	28	None

3   Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Cash Reserve Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Lawrence D. Haber c/o Credit Suisse Asset Management, LLC. Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1951)	Chief Executive Officer and President	Since 2007	Managing Director and Chief Operating Officer of Credit Suisse; Member of Credit Suisse's Management Committee; Chief Financial Officer of Merrill Lynch Investment Managers from 1997 to 2003.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1965)	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Cash Reserve Fund
December 31, 2007 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended December 31, 2007, 0% of total ordinary income dividends from the Cash Reserve Fund were attributable to interest on securities issued by the U.S. Treasury (bills, certificates of indebtedness, notes and bonds) and certain government agencies. This income may be exempt from state and local income taxation.

Credit Suisse Cash Reserve Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  CR-AR-1207

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2007. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2007.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended December 31, 2006 and December 31, 2007.

	2006	2007
Audit Fees	$13,784	$14,197
Audit-Related Fees(1)	$3,245	$3,340
Tax Fees(2)	$2,515	$2,590
All Other Fees	—	—
Total	$19,544	$20,127

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,245 for 2006 and $3,340 for 2007).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2006 and December 31, 2007.

	2006	2007
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

2

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2006	2007
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

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The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation
S-X, for the registrant’s fiscal years ended December 31, 2006 and December 31, 2007:

	2006	2007
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2006 and December 31, 2007 were $5,760 and $5,930, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

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Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CASH RESERVE FUND, INC.

/s/ Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 6, 2008

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 6, 2008

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